Segment reporting - Major customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of major customers [line items]
Revenue	$ 10,660	$ 10,524	$ 10,646
Reynolds Consumer Products
Disclosure of major customers [line items]
Revenue	3,144	2,959	2,936
Reynolds Consumer Products | External customer
Disclosure of major customers [line items]
Revenue	$ 1,268	$ 1,163	$ 1,104